Leases (Details) - Schedule of Future Lease Payments Under Operating Leases $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2024	$ 95
2025	43
Total future operating lease payments	138
Less: imputed interest	(11)
Present value of lease liability	$ 127